Share Option Activities, Predetermined Market Condition (Detail) - Predetermined Market Condition	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Options
Granted | shares	7,000,000
Exercised | shares	0
Forfeited | shares	0
Outstanding at end of period | shares	7,000,000
Vested and expected at end of period | shares	7,000,000
Exercisable at end of period | shares	3,888,889
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 0
Granted	1.53
Exercised	0
Forfeited	0
Outstanding at end of period	1.53
Vested and expected at end of period	1.53
Exercisable at end of period	$ 1.53
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 10 months 17 days
Vested and expected to vest at end of period	4 years 10 months 17 days
Exercisable at end of period	4 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding at end of period | $	$ 11,340,000
Vested and expected to vest at end of period | $	11,340,000
Exercisable at end of period | $	$ 6,300,000